Debt securities in issue	12 Months Ended
Dec. 31, 2023
Disclosure of debt instruments [Abstract]
Debt securities in issue
Note 29: Debt securities in issue

	2023			2022
	At fair value through profit or loss £m	At amortised cost £m	Total £m	At fair value through profit or loss £m	At amortised cost £m	Total £m
Senior unsecured notes issued	5,242	37,038	42,280	5,133	36,819	41,952
Covered bonds	–	14,243	14,243	–	14,242	14,242
Certificates of deposit issued	–	8,059	8,059	–	7,225	7,225
Securitisation notes	23	4,211	4,234	26	2,780	2,806
Commercial paper	–	12,041	12,041	–	12,753	12,753
Total debt securities in issue	5,265	75,592	80,857	5,159	73,819	78,978
Covered bonds and securitisation programmes
At 31 December 2023, the bonds held by external parties and those held internally, were secured on certain loans and advances to customers amounting to £27,019 million (2022: £28,231 million) which have been assigned to bankruptcy remote limited liability partnerships to provide security for issues of covered bonds by the Group. The Group retains all of the risks and rewards associated with these loans and the partnerships are consolidated fully with the loans retained on the Group’s balance sheet and the related covered bonds in issue included within debt securities in issue at amortised cost.
The Group has two covered bond programmes, for which limited liability partnerships have been established to ring-fence asset pools and guarantee the covered bonds issued by the Group. At the reporting date the Group had over-collateralised these programmes to meet the terms of the programmes, to secure the rating of the covered bonds and to provide operational flexibility. From time to time, the obligations of the Group to provide collateral may increase due to the formal requirements of the programmes. The Group may also voluntarily contribute collateral to support the ratings of the covered bonds.
At 31 December 2023, the Group’s securitisation notes in issue held by external parties includes £23 million at fair value through profit or loss (2022: £26 million). Those notes held internally, are secured on loans and advances to customers amounting to £30,716 million (2022: £29,384 million), the majority of which have been sold by subsidiary companies to bankruptcy remote structured entities. As the structured entities are funded by the issue of debt on terms whereby the majority of the risks and rewards of the portfolio are retained by the subsidiary, the structured entities are consolidated fully and all of these loans are retained on the Group’s balance sheet, with the related notes in issue included within debt securities in issue at amortised cost.
Certain loans and advances to customers have been assigned to bankruptcy remote limited liability partnerships.
Cash deposits of £3,794 million (2022: £3,896 million) which support the debt securities issued by the structured entities, the term advances related to covered bonds and other legal obligations, are held by the Group. Additionally, the Group has certain contractual arrangements to provide liquidity facilities to some of these structured entities. At 31 December 2023 these obligations had not been triggered; the maximum exposure under these facilities was £29 million (2022: £25 million).
The Group recognises the full liabilities associated with its securitisation and covered bond programmes within debt securities in issue, although the obligations of the Group in respect of its securitisation issuances are limited to the cash flows generated from the underlying assets. The Group could be required to provide additional support to a number of the securitisation programmes to support the credit ratings of the debt securities issued, in the form of increased cash reserves and the holding of subordinated notes. Further, certain programmes contain contractual obligations that require the Group to repurchase assets should they become credit-impaired or as otherwise required by the transaction documents. The Group has not provided financial or other support by voluntarily offering to repurchase assets from any of its public securitisation programmes during 2023 (2022: none).